Stock-Based Compensation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2021	Feb. 28, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation	$ 38,047	$ 1,010
2022 Long-Term Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of shares issued from outstanding number of shares	3.00%
Increase in share reserve	13,523,734
2022 Long-Term Incentive Plan | Common Class A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares reserved for issuance	20,285,600
2022 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of shares issued from outstanding number of shares	1.00%
Increase in share reserve	3,267,760
Number of shares issued	0
2022 Employee Stock Purchase Plan | Common Class A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares reserved for issuance	3,267,760
2013 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares reserved for issuance			12,294,973	8,912,023
Increase in share reserve	0
2013 Equity Incentive Plan | Performance Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares issued		2,673,751
2013 Equity Incentive Plan | Performance Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares issued		756,812
Number of shares Outstanding	2,531,550
Unrecognized compensation expense	$ 6,292
Unrecognized compensation expense recognition period	3 years
2013 Equity Incentive Plan | Performance Stock Options and Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate grant date fair value awards issues		$ 7,295
Number of shares Outstanding	9,742,531	8,695,002
Stock-based compensation	$ 4,994
2013 Equity Incentive Plan | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares Outstanding	2,949,731	773,063
Unrecognized compensation expense	$ 22,481
Unrecognized compensation expense recognition period	2 years